Schedule of current and long-term portion of the term facilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Debt Disclosure [Abstract]
Current portion of long-term borrowings		$ 31,575
Long-term portion		696
Total		$ 32,271